CONSIDERATION PAYABLE (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2010 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009
ACQUISITIONS
Payment of cash		$ 1,321,189
Remaining deposit expected to be released pending settlement of litigation				4,000,000	4,000,000
DMG
ACQUISITIONS
Percentage of equity interest acquired	100.00%
Fair value of consideration	166,534,458
Number of installments for payment of consideration	3
Period over which consideration will be paid	2 years
Initial installment of consideration	100,000,000
Initial installment of consideration, portion payable in cash	40,000,000
Common shares issuable	8,476,013
Number of subsequent installments for payment of consideration	2
Amount of consideration payable per subsequent installment	30,000,000
Amount of consideration payable in cash per subsequent installment	20,000,000
Amount of consideration payable in cash or in common shares per subsequent installment	10,000,000
Lock-up period for shares issuable under the initial installment	1 year
Lock-up period for shares issuable under subsequent installments	3 months
Transaction cost			472,000
Amount subsequently released as payment for the First Cash Installment			36,000,000
Amount in designated escrow account						40,000,000
Remaining deposit expected to be released pending settlement of litigation				4,000,000	4,000,000
New common shares issued		8,476,013
Number of shares which have been released to the selling shareholders of the acquired entity		7,628,412
Number of shares which have not been released to the selling shareholders of the acquired entity				847,601	847,601
Amount of second and third installments of consideration payable				$ 60,000,000	$ 60,000,000